N-2	May 05, 2026
Cover [Abstract]
Entity Central Index Key	0002081119
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	RoboStrategy, Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

The following is added to the bullet point entitled “Critical Infrastructure Companies” in the “Investment Strategy” section of the Prospectus summary and the “Investment Objective” subsection of the “Investment Objective and Strategies” section of the Prospectus:

In addition to the quantitative criteria described below, robotics or embodied AI adoption is a "meaningful driver" where the Adviser projects, at the time of investment, that more than 50% of the company's future revenue growth will come from sales of the inputs described above into robotic systems. The Adviser bases that projection on the company's revenues, backlog, purchase commitments and pipeline from robotics customers; its research and development spending, capital expenditures and use of proceeds directed to robotics products; and the sensitivity of its projected performance and valuation to the pace of robotics adoption.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

The following risk factors are added to the “Types of Investments and Related Risk Factors” section of the Prospectus:

Our Chairman and Chief Executive Officer owns a significant percentage of our stock and will be able to exert significant control over matters subject to stockholder approval.

As of August 4, 2026, Mr. Kang, our Chief Executive Officer and Chairman, beneficially owns approximately 40.71% of shares of our issued and outstanding common stock. Therefore, Mr. Kang has the ability to determine or significantly influence all matters requiring stockholder approval. For example, Mr. Kang may be able to control or significantly influence the elections of directors, amendments to our organizational documents, or approval of any merger, sale of assets, or other major corporate transaction. This may prevent or discourage unsolicited acquisition proposals or offers for our common stock that may be in your best interest as one of our stockholders.

Risks Related to Our Securities and the Committed Equity Facility

It is not possible to predict the actual number of shares we will sell under the Purchase Agreement to Roth Principal Investments, or the actual gross proceeds resulting from those sales. Further, we may not have access to the full amount available under the Purchase Agreement with Roth Principal Investments.

We entered into the Purchase Agreement with Roth Principal Investments, pursuant to which Roth Principal Investments has committed to purchase up to $2,000,000,000 of our common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. The shares of our common stock that may be issued under the Purchase Agreement may be sold by us to Roth Principal Investments at our discretion from time to time over a 36-month period commencing on the Commencement Date unless the Purchase Agreement is terminated earlier.

We generally have the right to control the timing and amount of any sales of our shares of common stock to Roth Principal Investments under the Purchase Agreement. Sales of our common stock, if any, to Roth Principal Investments under the Purchase Agreement will depend upon market conditions and other factors to be determined by us. We may ultimately decide to sell to Roth Principal Investments all, some or none of the shares of our common stock that may be available for us to sell to Roth Principal Investments pursuant to the Purchase Agreement. Depending on market liquidity at the time, resales of those shares by Roth Principal Investments may cause the public trading price of our common stock to decrease.

Because the purchase price per share to be paid by Roth Principal Investments for the shares of common stock that we may elect to sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the market prices of our common stock, it is not possible for us to predict, as of the date of this prospectus and prior to any such sales, the number of shares of common stock that we will sell to Roth Principal Investments, the purchase price per share that Roth Principal Investments will pay for shares purchased from us under the Purchase Agreement, or the aggregate gross proceeds that we will receive from those purchases by Roth Principal Investments under the Purchase Agreement, if any.

Any issuance and sale by us under the Purchase Agreement of a substantial amount of shares of common stock in addition to the 14,100,000 shares of common stock being registered for resale by Roth Principal Investments under this prospectus could cause downward selling pressure on our common stock.

Our inability to access a portion or the full amount available under the Purchase Agreement, in the absence of any other financing sources, could have a material adverse effect on our business.

The sale of the shares of common stock acquired by Roth Principal Investments, or the perception that such sales may occur, could cause the price of our common stock to fall.

The purchase price for the shares that we may sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the price of our common stock. Depending on market liquidity at the time, sales of such shares or any other sales of our common stock may cause the trading price of our common stock to fall.

If and when we do sell shares to Roth Principal Investments, after Roth Principal Investments has acquired the shares, Roth Principal Investments may resell all, some, or none of those shares at any time or from time to time in its discretion. Therefore, sales to Roth Principal Investments by us could result in substantial dilution to the interests of other holders of our common stock. Additionally, the sale of a substantial number of shares of our common stock to Roth Principal Investments, or the anticipation of such sales, could make it more difficult for us to sell equity securities in the future at a time and at a price that we might otherwise wish to effect sales.

Investors who buy shares at different times will likely pay different prices.

Pursuant to the Purchase Agreement, we will have discretion, subject to market demand, to vary the timing, prices, and numbers of shares sold to Roth Principal Investments. If and when we do elect to sell shares of our common stock to Roth Principal Investments pursuant to the Purchase Agreement, after Roth Principal Investments has acquired such shares, Roth Principal Investments may resell all, some or none of such shares at any time or from time to time in its discretion and at different prices. As a result, investors who purchase shares from Roth Principal Investments in this offering at different times will likely pay different prices for those shares, and have different outcomes in their investment results. Investors may experience a decline in the value of the shares they purchase from Roth Principal Investments in this offering as a result of future sales made by us to Roth Principal Investments at prices lower than the prices such investors paid for their shares in this offering. In addition, if we sell a substantial number of shares to Roth Principal Investments under the Purchase Agreement, or if investors expect that we will do so, the actual sales of shares or the mere existence of our arrangement with Roth Principal Investments may make it more difficult for us to sell equity or equity-related securities in the future at a time and at a price that we might otherwise wish to effect such sales.

Risks Related to the Listing of Our Shares

Our direct listing differed significantly from listings arising from an underwritten initial public offering.

Prior to the opening of trading of our shares of common stock on the Exchange, there was no book-building process and no price at which underwriters initially sold shares to the public to help inform efficient and sufficient price discovery with respect to the opening trades on the Exchange. The direct listing of our shares of common stock on the Exchange differed from the listing of shares arising from an underwritten initial public offering in several significant ways, which include, but are not limited to, the following:

●	There were no underwriters. Unlike in a traditional underwritten offering, our registration statement did not include the registration of additional shares that may be used at the option of the underwriters in connection with overallotment activity. Moreover, we did not engage in, and have not and will not, directly or indirectly, engage in any special selling efforts or stabilization or price support activities in connection with any sales made pursuant to this registration statement. In an underwritten initial public offering, the underwriters may engage in “covered” short sales in an amount of shares representing the underwriters’ option to purchase additional shares. To close a covered short position, the underwriters purchase shares in the open market or exercise the underwriters’ option to purchase additional shares. In determining the source of shares to close the covered short position, the underwriters typically consider, among other things, the price of shares available for purchase in the open market as compared to the price at which they may purchase shares through the underwriters’ option to purchase additional shares. Purchases in the open market to cover short positions, as well as other purchases underwriters may undertake for their own accounts, may have the effect of preventing a decline in the trading price of shares of common stock following the underwritten offering.
●	There was not a fixed or determined number of shares of common stock available for sale in connection with the registration and the listing of our shares of common stock. Therefore, there can be no assurance that the Selling Stockholders or other existing stockholders that may seek to sell their shares pursuant to Rule 144 of the Securities Act of 1933, as amended (the “Securities Act”) will sell any of their shares of common stock, and there may be a lack of supply of, or demand for, shares of our common stock on the Exchange. Alternatively, the Selling Stockholders or existing stockholders may choose to sell a large number of shares of common stock in the near term, resulting in potential oversupply of our common stock, which could adversely impact the trading price of our common stock.
●	We did not conduct a traditional “roadshow” with underwriters or host an “investor day” prior to the opening of trading of our common stock on the Exchange. Unlike firm commitment underwritten offerings, we did not conduct a traditional roadshow to potential investors, and unlike other direct listings of shares, we did not host an “investor day” or engage in investor education meetings that may have aided in determining the appropriate price at which our shares were initially offered on the Exchange. We instead relied on one or more designated market makers to determine the appropriate price at which our shares initially traded.

Such differences from an underwritten initial public offering may contribute to a volatile trading price for our common stock and uncertain trading volume, which may adversely affect your ability to sell any shares of common stock that you may purchase.

The public price of our shares of common stock may have little or no relationship to the historical sales prices of our shares of common stock.

Prior to listing on the Exchange, there was no public market for our shares of common stock. With the exception of shares issued to initial seed investors in connection with the formation of the Fund, all shares issued by the Fund were issued in a private offering pursuant to Regulation D under the Securities Act at a price of $10.00 per share. The private offering price did not reflect, and should not be considered an indication of, the value of our common stock or the price at which our common stock trades on the Exchange. Historical sale prices for our common stock, or our other securities, may have little or no relation to the public price of our shares of common stock on the Exchange or to broader market demand for our shares of common stock. As a result, you should not place undue reliance on these historical sales prices as they may differ materially from the market prices at which our shares of common stock have traded and may trade in the future on the Exchange.

Direct listings by closed-end management investment companies are infrequent, which could contribute to a volatile trading price and uncertain trading volume for our common stock.

We are organized as a non-diversified closed-end management investment company that is registered under the 1940 Act. As discussed above, the direct listing of our shares of common stock on the Exchange reflects a novel approach to the listing process, differs from the listing of shares arising from an underwritten initial public offering in several significant ways, and subjects our investors to a number of significant risks and uncertainties. We believe direct listings continue to be a relatively infrequent approach to listing securities on a national exchange, and that direct listings by closed end management companies are conducted even less frequently. The low frequency of direct listings for closed-end management companies indicates there may be limited opportunities for investors to compare an investment in our common stock to an investment in another closed-end management company, which may limit interest in our common stock or create the perception that there is greater risk associated with an investment in our common stock. This dynamic may exacerbate the risks associated with a direct listing, which could result in greater volatility in the trading price for and uncertainty in the trading volume of our common stock.

Investors in our common stock may be unable to bring claims under Sections 11 and 12(a)(2) of the Securities Act due to the requirement to trace shares to the applicable registration statement, which may limit the remedies available to investors acquiring shares in a direct listing and adversely impact the market price of our common stock.

In a traditional underwritten initial public offering, investors can generally trace their shares to the registration statement, enabling them to bring claims under Sections 11 and 12(a)(2) of the Securities Act for material misstatements or omissions. However, in a direct listing such as the one we undertook, which did not involve a firm commitment underwriting, where both registered and unregistered shares may be sold into the public market on the first day of trading, investors may be unable to establish that their shares were offered and sold pursuant to the registration statement. As a result, liability under Section 11 (and potentially Section 12(a)(2)) may be unavailable to some investors, even in the event of a material misstatement or omission in the registration statement.

In June 2023, the U.S. Supreme Court held that stockholders asserting Section 11 claims must plead and prove that their shares are traceable to the allegedly defective registration statement. The U.S. Court of Appeals for the Ninth Circuit confirmed that the tracing requirement applies in the context of direct listings, and that tracing shares to a registration statement is particularly difficult where registered and unregistered shares begin trading at the same time. While the scope of Section 12(a)(2) liability remains unresolved, courts may impose similar traceability requirements to these claims, which would limit liability under that section as well.

Accordingly, if investors purchase our common stock in the open market, they may not be able to assert claims under Section 11 (and potentially Section 12(a)(2)) of the Securities Act for any material misstatements or omissions in this prospectus or the registration statement of which this prospectus forms a part. Because our potential liability under the Securities Act may be reduced as compared to a traditional initial public offering, investors may face greater risk in a direct listing with respect to inaccurate or incomplete disclosures. In addition to reducing the potential remedies available to investors and limiting recovery in the event of a violation of the federal securities laws, these dynamics may adversely impact the market price of our common stock.

Our stock price may be volatile, and could decline significantly and rapidly.

The listing of our common stock and the registration of the Selling Stockholders’ shares of common stock is a novel process that is not an underwritten initial public offering.

If the trading price of our common stock is above the level that investors determine is reasonable for our common stock, some investors may attempt to short our common stock, which would create additional downward pressure on the trading price of our common stock.

The trading price of our common stock also could be subject to wide fluctuations in response to numerous factors in addition to the ones described in the preceding risk factors, many of which are beyond our control, including:

●	actual or anticipated fluctuations in our financial condition, results of operations, or operating metrics and those of our competitors;
●	the number of shares of our common stock made available for trading;
●	failure of securities analysts to initiate or maintain coverage of us, changes in financial estimates by any securities analysts who follow our company, or variance in our financial performance from expectations of securities analysts;
●	changes in our projected operating and financial results;
●	future sales of our common stock by us or our stockholders;
●	changes in our Board, senior management, or key personnel;
●	the trading volume of our common stock;
●	general economic and market conditions; and
●	other events or factors, including those resulting from war, incidents of terrorism, pandemics, elections, or responses to these events.

An active, liquid, and orderly market for our common stock may not be sustained. You may be unable to sell your shares of common stock at or above the price at which you purchased them.

Prior to listing on the Exchange, there was no public market for our common stock. Moreover, consistent with Regulation M and other federal securities laws applicable to our listing, the Selling Stockholders have no specific plans to sell shares in the public market, and we have not discussed with potential investors their intentions to buy our common stock in the open market. While our common stock may be sold on the Exchange by the Selling Stockholders pursuant to this Prospectus or by our other existing stockholders in accordance with Rule 144 of the Securities Act, unlike an underwritten initial public offering, there can be no assurance that the Selling Stockholders or other existing stockholders will sell any of their shares of common stock, and there may be a lack of supply of, or demand for, common stock on the Exchange. Conversely, there can be no assurance that the Selling Stockholders and other existing stockholders will not sell all of their shares of common stock, resulting in an oversupply of our common stock on the Exchange. In the case of a lack of supply of our common stock, the trading price of our common stock may rise to an unsustainable level. Further, institutional investors may be discouraged from purchasing our common stock if they are unable to purchase a block of our common stock in the open market in a sufficient size for their investment objectives due to a potential unwillingness of our existing stockholders to sell a sufficient amount of common stock at the price offered by such institutional investors and the greater influence individual investors have in setting the trading price. If institutional investors are unable to purchase our common stock in a sufficient amount for their investment objectives, the market for our common stock may be more volatile without the influence of long-term institutional investors holding significant amounts of our common stock. In the case of a lack of demand for our common stock, the trading price of our common stock could decline significantly and rapidly. Therefore, an active, liquid, and orderly trading market for our common stock may not be sustained, which could significantly depress the trading price of our common stock and/or result in significant volatility, which could affect your ability to sell your shares of common stock.

Risks Related to Our Securities and the Committed Equity Facility [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Securities and the Committed Equity Facility

It is not possible to predict the actual number of shares we will sell under the Purchase Agreement to Roth Principal Investments, or the actual gross proceeds resulting from those sales. Further, we may not have access to the full amount available under the Purchase Agreement with Roth Principal Investments.

We entered into the Purchase Agreement with Roth Principal Investments, pursuant to which Roth Principal Investments has committed to purchase up to $2,000,000,000 of our common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. The shares of our common stock that may be issued under the Purchase Agreement may be sold by us to Roth Principal Investments at our discretion from time to time over a 36-month period commencing on the Commencement Date unless the Purchase Agreement is terminated earlier.

We generally have the right to control the timing and amount of any sales of our shares of common stock to Roth Principal Investments under the Purchase Agreement. Sales of our common stock, if any, to Roth Principal Investments under the Purchase Agreement will depend upon market conditions and other factors to be determined by us. We may ultimately decide to sell to Roth Principal Investments all, some or none of the shares of our common stock that may be available for us to sell to Roth Principal Investments pursuant to the Purchase Agreement. Depending on market liquidity at the time, resales of those shares by Roth Principal Investments may cause the public trading price of our common stock to decrease.

Because the purchase price per share to be paid by Roth Principal Investments for the shares of common stock that we may elect to sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the market prices of our common stock, it is not possible for us to predict, as of the date of this prospectus and prior to any such sales, the number of shares of common stock that we will sell to Roth Principal Investments, the purchase price per share that Roth Principal Investments will pay for shares purchased from us under the Purchase Agreement, or the aggregate gross proceeds that we will receive from those purchases by Roth Principal Investments under the Purchase Agreement, if any.

Any issuance and sale by us under the Purchase Agreement of a substantial amount of shares of common stock in addition to the 14,100,000 shares of common stock being registered for resale by Roth Principal Investments under this prospectus could cause downward selling pressure on our common stock.

Our inability to access a portion or the full amount available under the Purchase Agreement, in the absence of any other financing sources, could have a material adverse effect on our business.

The sale of the shares of common stock acquired by Roth Principal Investments, or the perception that such sales may occur, could cause the price of our common stock to fall.

The purchase price for the shares that we may sell to Roth Principal Investments under the Purchase Agreement will fluctuate based on the price of our common stock. Depending on market liquidity at the time, sales of such shares or any other sales of our common stock may cause the trading price of our common stock to fall.

If and when we do sell shares to Roth Principal Investments, after Roth Principal Investments has acquired the shares, Roth Principal Investments may resell all, some, or none of those shares at any time or from time to time in its discretion. Therefore, sales to Roth Principal Investments by us could result in substantial dilution to the interests of other holders of our common stock. Additionally, the sale of a substantial number of shares of our common stock to Roth Principal Investments, or the anticipation of such sales, could make it more difficult for us to sell equity securities in the future at a time and at a price that we might otherwise wish to effect sales.

Investors who buy shares at different times will likely pay different prices.

Pursuant to the Purchase Agreement, we will have discretion, subject to market demand, to vary the timing, prices, and numbers of shares sold to Roth Principal Investments. If and when we do elect to sell shares of our common stock to Roth Principal Investments pursuant to the Purchase Agreement, after Roth Principal Investments has acquired such shares, Roth Principal Investments may resell all, some or none of such shares at any time or from time to time in its discretion and at different prices. As a result, investors who purchase shares from Roth Principal Investments in this offering at different times will likely pay different prices for those shares, and have different outcomes in their investment results. Investors may experience a decline in the value of the shares they purchase from Roth Principal Investments in this offering as a result of future sales made by us to Roth Principal Investments at prices lower than the prices such investors paid for their shares in this offering. In addition, if we sell a substantial number of shares to Roth Principal Investments under the Purchase Agreement, or if investors expect that we will do so, the actual sales of shares or the mere existence of our arrangement with Roth Principal Investments may make it more difficult for us to sell equity or equity-related securities in the future at a time and at a price that we might otherwise wish to effect such sales.

Risks Related to the Listing of Our Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Listing of Our Shares

Our direct listing differed significantly from listings arising from an underwritten initial public offering.

Prior to the opening of trading of our shares of common stock on the Exchange, there was no book-building process and no price at which underwriters initially sold shares to the public to help inform efficient and sufficient price discovery with respect to the opening trades on the Exchange. The direct listing of our shares of common stock on the Exchange differed from the listing of shares arising from an underwritten initial public offering in several significant ways, which include, but are not limited to, the following:

●	There were no underwriters. Unlike in a traditional underwritten offering, our registration statement did not include the registration of additional shares that may be used at the option of the underwriters in connection with overallotment activity. Moreover, we did not engage in, and have not and will not, directly or indirectly, engage in any special selling efforts or stabilization or price support activities in connection with any sales made pursuant to this registration statement. In an underwritten initial public offering, the underwriters may engage in “covered” short sales in an amount of shares representing the underwriters’ option to purchase additional shares. To close a covered short position, the underwriters purchase shares in the open market or exercise the underwriters’ option to purchase additional shares. In determining the source of shares to close the covered short position, the underwriters typically consider, among other things, the price of shares available for purchase in the open market as compared to the price at which they may purchase shares through the underwriters’ option to purchase additional shares. Purchases in the open market to cover short positions, as well as other purchases underwriters may undertake for their own accounts, may have the effect of preventing a decline in the trading price of shares of common stock following the underwritten offering.
●	There was not a fixed or determined number of shares of common stock available for sale in connection with the registration and the listing of our shares of common stock. Therefore, there can be no assurance that the Selling Stockholders or other existing stockholders that may seek to sell their shares pursuant to Rule 144 of the Securities Act of 1933, as amended (the “Securities Act”) will sell any of their shares of common stock, and there may be a lack of supply of, or demand for, shares of our common stock on the Exchange. Alternatively, the Selling Stockholders or existing stockholders may choose to sell a large number of shares of common stock in the near term, resulting in potential oversupply of our common stock, which could adversely impact the trading price of our common stock.
●	We did not conduct a traditional “roadshow” with underwriters or host an “investor day” prior to the opening of trading of our common stock on the Exchange. Unlike firm commitment underwritten offerings, we did not conduct a traditional roadshow to potential investors, and unlike other direct listings of shares, we did not host an “investor day” or engage in investor education meetings that may have aided in determining the appropriate price at which our shares were initially offered on the Exchange. We instead relied on one or more designated market makers to determine the appropriate price at which our shares initially traded.

Such differences from an underwritten initial public offering may contribute to a volatile trading price for our common stock and uncertain trading volume, which may adversely affect your ability to sell any shares of common stock that you may purchase.

The public price of our shares of common stock may have little or no relationship to the historical sales prices of our shares of common stock.

Prior to listing on the Exchange, there was no public market for our shares of common stock. With the exception of shares issued to initial seed investors in connection with the formation of the Fund, all shares issued by the Fund were issued in a private offering pursuant to Regulation D under the Securities Act at a price of $10.00 per share. The private offering price did not reflect, and should not be considered an indication of, the value of our common stock or the price at which our common stock trades on the Exchange. Historical sale prices for our common stock, or our other securities, may have little or no relation to the public price of our shares of common stock on the Exchange or to broader market demand for our shares of common stock. As a result, you should not place undue reliance on these historical sales prices as they may differ materially from the market prices at which our shares of common stock have traded and may trade in the future on the Exchange.

Direct listings by closed-end management investment companies are infrequent, which could contribute to a volatile trading price and uncertain trading volume for our common stock.

We are organized as a non-diversified closed-end management investment company that is registered under the 1940 Act. As discussed above, the direct listing of our shares of common stock on the Exchange reflects a novel approach to the listing process, differs from the listing of shares arising from an underwritten initial public offering in several significant ways, and subjects our investors to a number of significant risks and uncertainties. We believe direct listings continue to be a relatively infrequent approach to listing securities on a national exchange, and that direct listings by closed end management companies are conducted even less frequently. The low frequency of direct listings for closed-end management companies indicates there may be limited opportunities for investors to compare an investment in our common stock to an investment in another closed-end management company, which may limit interest in our common stock or create the perception that there is greater risk associated with an investment in our common stock. This dynamic may exacerbate the risks associated with a direct listing, which could result in greater volatility in the trading price for and uncertainty in the trading volume of our common stock.

Investors in our common stock may be unable to bring claims under Sections 11 and 12(a)(2) of the Securities Act due to the requirement to trace shares to the applicable registration statement, which may limit the remedies available to investors acquiring shares in a direct listing and adversely impact the market price of our common stock.

In a traditional underwritten initial public offering, investors can generally trace their shares to the registration statement, enabling them to bring claims under Sections 11 and 12(a)(2) of the Securities Act for material misstatements or omissions. However, in a direct listing such as the one we undertook, which did not involve a firm commitment underwriting, where both registered and unregistered shares may be sold into the public market on the first day of trading, investors may be unable to establish that their shares were offered and sold pursuant to the registration statement. As a result, liability under Section 11 (and potentially Section 12(a)(2)) may be unavailable to some investors, even in the event of a material misstatement or omission in the registration statement.

In June 2023, the U.S. Supreme Court held that stockholders asserting Section 11 claims must plead and prove that their shares are traceable to the allegedly defective registration statement. The U.S. Court of Appeals for the Ninth Circuit confirmed that the tracing requirement applies in the context of direct listings, and that tracing shares to a registration statement is particularly difficult where registered and unregistered shares begin trading at the same time. While the scope of Section 12(a)(2) liability remains unresolved, courts may impose similar traceability requirements to these claims, which would limit liability under that section as well.

Accordingly, if investors purchase our common stock in the open market, they may not be able to assert claims under Section 11 (and potentially Section 12(a)(2)) of the Securities Act for any material misstatements or omissions in this prospectus or the registration statement of which this prospectus forms a part. Because our potential liability under the Securities Act may be reduced as compared to a traditional initial public offering, investors may face greater risk in a direct listing with respect to inaccurate or incomplete disclosures. In addition to reducing the potential remedies available to investors and limiting recovery in the event of a violation of the federal securities laws, these dynamics may adversely impact the market price of our common stock.

Our stock price may be volatile, and could decline significantly and rapidly.

The listing of our common stock and the registration of the Selling Stockholders’ shares of common stock is a novel process that is not an underwritten initial public offering.

If the trading price of our common stock is above the level that investors determine is reasonable for our common stock, some investors may attempt to short our common stock, which would create additional downward pressure on the trading price of our common stock.

The trading price of our common stock also could be subject to wide fluctuations in response to numerous factors in addition to the ones described in the preceding risk factors, many of which are beyond our control, including:

●	actual or anticipated fluctuations in our financial condition, results of operations, or operating metrics and those of our competitors;
●	the number of shares of our common stock made available for trading;
●	failure of securities analysts to initiate or maintain coverage of us, changes in financial estimates by any securities analysts who follow our company, or variance in our financial performance from expectations of securities analysts;
●	changes in our projected operating and financial results;
●	future sales of our common stock by us or our stockholders;
●	changes in our Board, senior management, or key personnel;
●	the trading volume of our common stock;
●	general economic and market conditions; and
●	other events or factors, including those resulting from war, incidents of terrorism, pandemics, elections, or responses to these events.

An active, liquid, and orderly market for our common stock may not be sustained. You may be unable to sell your shares of common stock at or above the price at which you purchased them.

Prior to listing on the Exchange, there was no public market for our common stock. Moreover, consistent with Regulation M and other federal securities laws applicable to our listing, the Selling Stockholders have no specific plans to sell shares in the public market, and we have not discussed with potential investors their intentions to buy our common stock in the open market. While our common stock may be sold on the Exchange by the Selling Stockholders pursuant to this Prospectus or by our other existing stockholders in accordance with Rule 144 of the Securities Act, unlike an underwritten initial public offering, there can be no assurance that the Selling Stockholders or other existing stockholders will sell any of their shares of common stock, and there may be a lack of supply of, or demand for, common stock on the Exchange. Conversely, there can be no assurance that the Selling Stockholders and other existing stockholders will not sell all of their shares of common stock, resulting in an oversupply of our common stock on the Exchange. In the case of a lack of supply of our common stock, the trading price of our common stock may rise to an unsustainable level. Further, institutional investors may be discouraged from purchasing our common stock if they are unable to purchase a block of our common stock in the open market in a sufficient size for their investment objectives due to a potential unwillingness of our existing stockholders to sell a sufficient amount of common stock at the price offered by such institutional investors and the greater influence individual investors have in setting the trading price. If institutional investors are unable to purchase our common stock in a sufficient amount for their investment objectives, the market for our common stock may be more volatile without the influence of long-term institutional investors holding significant amounts of our common stock. In the case of a lack of demand for our common stock, the trading price of our common stock could decline significantly and rapidly. Therefore, an active, liquid, and orderly trading market for our common stock may not be sustained, which could significantly depress the trading price of our common stock and/or result in significant volatility, which could affect your ability to sell your shares of common stock.